Revenue - Summary of Information About Trade Receivables, Contract Assets, and Deferred Revenue (Detail) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Receivables from contracts with customers [abstract]
Trade receivables	[1]	$ 399	$ 309
Contract assets		346	336	$ 334
Deferred revenue		$ (1,613)	$ (1,569)	$ (1,564)

[1]	Including cost reimbursements of $23m (2020: $26m).